4. Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2015
Investments, All Other Investments [Abstract]
Fair Value Inputs
Assets:		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2015	Level 1	Level 2	Level 3

Cash and cash equivalents	$ 482,000	$ 482,000	$ -	$ -
Restricted cash	300,000	300,000	-	-
Available for sale securities	281,800	281,800	-	-

Total	$ 1,063,800	$ 1,063,800	$ -	$ -

Liabilities:

Contingent consideration	$ 367,100	$ -	$ -	$ 367,100

Assets:		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2014	Level 1	Level 2	Level 3

Cash and cash equivalents	$ 493,700	$ 493,700	$ -	$ -
Available for sale securities	415,400	415,400	-	-

Total	$ 909,100	$ 909,100	$ -	$ -

Liabilities:

Contingent consideration	$ 500,000	$ -	$ -	$ 500,000

Investments in Marketable Securitites
	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2015:
Available for sale:
Equity securities	$ 29,300	$ 35,800	$ 6,500
Mutual funds	255,800	246,000	(9,800)

	$ 285,100	$ 281,800	$ (3,300)

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2014:
Available for sale:
Equity securities	$ 29,300	$ 38,500	$ 9,200
Mutual funds	385,000	376,900	(8,100)

	$ 414,300	$ 415,400	$ 1,100